Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements
The future minimum lease payments under
non-cancelable
operating lease agreements for the year ending December 31, are as follows (in thousands):

2021	$840
2022	865
2023	891
2024	917
2025	157

Future Operating Lease Payments	$3,670